Segment Reporting - Summary of Financial Results by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 1,687,785	$ 1,754,318	$ 1,579,348
Expenses
Property operating	714,991	748,522	650,594
(Loss) income from unconsolidated real estate ventures	(13,435)	(11,624)	12,189
Income from investments in real estate debt, net	95,755	123,138	99,787
Segment net operating income	1,055,114	1,117,310	1,040,730
General and administrative	(47,048)	(45,144)	(44,708)
Management fees	(105,356)	(153,411)	(167,100)
Impairment of investments in real estate	(150,392)	(188,804)	0
Performance participation allocation			(102,348)
Depreciation and amortization	(742,220)	(811,788)	(848,943)
Net gain on dispositions of real estate	87,108	289,818
Interest expense	(641,420)	(583,476)	(428,853)
Loss on extinguishment of debt		(93)	(313)
Other (expense) income, net	(179,994)	(299,930)	485,608
Net loss	(724,208)	(675,518)	(65,927)
Net loss (income) attributable to non-controlling interests in consolidated joint ventures	3,228	(3,350)	(1,927)
Net loss attributable to non-controlling interests in Operating Partnership	36,097	29,165	2,146
Net loss attributable to stockholders	(684,883)	(649,703)	(65,708)
Operating Segments | Multifamily Properties
Revenues:
Total revenues	1,233,802	1,226,375	1,079,391
Expenses
Property operating	559,566	552,760	467,413
Segment net operating income	674,236	673,615	611,978
Operating Segments | Industrial properties
Revenues:
Total revenues	183,907	203,423	178,040
Expenses
Property operating	46,071	51,163	44,983
Segment net operating income	137,836	152,260	133,057
Operating Segments | Office properties
Revenues:
Total revenues	166,798	157,748	136,601
Expenses
Property operating	60,784	59,668	52,972
Segment net operating income	106,014	98,080	83,629
Operating Segments | Other Properties
Revenues:
Total revenues	103,278	166,772	185,316
Expenses
Property operating	48,570	84,931	85,226
(Loss) income from unconsolidated real estate ventures	(13,435)	(11,624)	12,189
Segment net operating income	41,273	70,217	112,279
Operating Segments | Investments in real estate debt
Expenses
Income from investments in real estate debt, net	95,755	123,138	99,787
Segment net operating income	95,755	123,138	99,787
Rental Revenue
Revenues:
Total revenues	1,649,291	1,695,917	1,520,655
Rental Revenue | Operating Segments | Multifamily Properties
Revenues:
Total revenues	1,218,669	1,215,981	1,068,277
Rental Revenue | Operating Segments | Industrial properties
Revenues:
Total revenues	183,244	203,419	177,998
Rental Revenue | Operating Segments | Office properties
Revenues:
Total revenues	166,586	157,463	136,185
Rental Revenue | Operating Segments | Other Properties
Revenues:
Total revenues	80,792	119,054	138,195
Other revenue
Revenues:
Total revenues	38,494	58,401	58,693
Other revenue | Operating Segments | Multifamily Properties
Revenues:
Total revenues	15,133	10,394	11,114
Other revenue | Operating Segments | Industrial properties
Revenues:
Total revenues	663	4	42
Other revenue | Operating Segments | Office properties
Revenues:
Total revenues	212	285	416
Other revenue | Operating Segments | Other Properties
Revenues:
Total revenues	$ 22,486	$ 47,718	$ 47,121